Segment information (Tables)	6 Months Ended
Jun. 30, 2025
Segment Reporting [Abstract]
Schedule of operation of business segments

	Six months ended June 30,
	2024	2025	2025
	S$	S$	US$
Revenue
Maggot Debridement Therapy Product	24,013	22,705	17,797
Cosmeceutical Product	16,992	310	243
	41,005	23,015	18,040

Cost of revenues
Maggot Debridement Therapy Product	(17,176)	(22,630)	(17,738)
Cosmeceutical Product	(5,466)	-	-
	(22,642)	(22,630)	(17,738)

Gross profit
Maggot Debridement Therapy Product	6,837	75	59
Cosmeceutical Product	11,526	310	243
	18,363	385	302